CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Series E Preferred Stock	Common stock issued as payments for accrued salaries and expenses	Common stock issued as payments for accrued salaries and expenses Series E Preferred Stock	Common stock issued as payments for accounts payable	Common stock issued as payments for accounts payable Series E Preferred Stock	Other Issue	Held in Escrow	Common Stock	Common Stock Other Issue	Common Stock Held in Escrow	COMMON STOCK ADDITIONAL PAID-IN CAPITAL	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Other Issue	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Held in Escrow	ADDITIONAL PAID-IN CAPITAL SERIES E PREFERRED STOCK	ADDITIONAL PAID-IN CAPITAL SERIES E PREFERRED STOCK Common stock issued as payments for accrued salaries and expenses	ADDITIONAL PAID-IN CAPITAL SERIES E PREFERRED STOCK Common stock issued as payments for accounts payable	ACCUMULATED DEFICIT
Beginning Balance at Dec. 31, 2008	$ (15,452,154)								$ 1,848			$ 109,848,580						$ (125,302,582)
Beginning Balance (in shares) at Dec. 31, 2008									184,704,015
Shares issued for cash (in shares)									18,123,014
Shares issued for cash	1,882,354								181			1,882,173
Shares issued for conversion of notes (in shares)									25,683,212
Shares issued for conversion of notes	2,703,199								257			2,702,942
Shares issued for settlement of debt (in shares)									2,720,346
Shares issued for settlement of debt	131,780								27			131,753
Shares issued for services (in shares)									31,484,999
Shares issued for services	2,934,000								314			2,933,686
Shares issued for options exercised (in shares)									75,000
Shares issued for options exercised									1			(1)
Shares issued for interest (in shares)									250,000
Shares issued for interest	9,500								3			9,497
Fair value of vested options issued for officers' and directors' compensation	2,134,120											2,134,120
Warrants issued with convertible notes	28,060											28,060
Modification of warrants	443,305											443,305
Preferred Series E shares issued (in shares)				70,385		29,615
Preferred Series E shares issued			440,607	70	185,387	30										440,537	185,357
Net loss	(9,414,507)																	(9,414,507)
Ending Balance at Dec. 31, 2009	(13,974,349)	100							2,631			120,114,115			625,894			(134,717,089)
Ending Balance (in shares) at Dec. 31, 2009		100,000							263,040,586
Shares issued for cash (in shares)									23,111,159
Shares issued for cash	1,703,129								231			1,702,898
Shares issued for settlement of debt (in shares)									14,354,809
Shares issued for settlement of debt	952,478								144			952,334
Shares issued for services (in shares)									22,032,005
Shares issued for services	1,571,919								220			1,571,699
Fair value of vested options issued for officers' and directors' compensation	776,638											776,638
Modification of warrants	29,262											29,262
Preferred Series E shares cancelled and returned (in shares)				(70,385)		(29,615)
Preferred Series E shares cancelled and returned			(440,607)	(70)	(185,387)	(30)										(440,537)	(185,357)
Net loss	(9,796,010)																	(9,796,010)
Ending Balance at Dec. 31, 2010	(19,362,927)								3,226			125,146,946						(144,513,099)
Ending Balance (in shares) at Dec. 31, 2010									322,538,559
Shares issued for cash (in shares)									27,354,998
Shares issued for cash	2,051,625								274			2,051,351
Shares issued for settlement of debt (in shares)									17,562,200
Shares issued for settlement of debt	352,911								176			352,735
Shares issued for acquisition (in shares)										24,500,000	5,500,000
Shares issued for acquisition							1,837,500	412,500		245	55		1,837,255	412,445
Shares issued for services (in shares)									2,448,331
Shares issued for services	182,266								24			182,242
Shares issued for options exercised (in shares)									1,615,129
Shares issued for options exercised									16			(16)
Shares issued for compensation and accrued salaries (in shares)									3,666,667
Shares issued for compensation and accrued salaries	266,000								37			265,963
Shares issued for directors' fees (in shares)									1,300,000
Shares issued for directors' fees	87,200								13			87,187
Restricted shares issued for bonuses (in shares)									20,250,000
Restricted shares issued for bonuses	234,500								202			234,298
Vested restricted shares issued as share-based compensation	60,719											60,719
Fair value of vested options issued for officers' and directors' compensation	795,087											795,087
Cashless exercise of warrants (in shares)									148,276
Cashless exercise of warrants									1			(1)
Net loss	(1,119,400)																	(1,119,400)
Ending Balance at Dec. 31, 2011	$ (14,202,019)								$ 4,269			$ 131,426,211						$ (145,632,499)
Ending Balance (in shares) at Dec. 31, 2011									426,884,160